Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2018
Prepayments and Other Current Assets
Prepayments and Other Current Assets

8. Prepayments and Other Current Assets

	As of December 31,
	2017	2018
	RMB	RMB
Receivable from third-party payment platform	—	59,137
Deposits	6,275	16,282
Prepaid expense	3,888	21,454
Subsidy receivable	—	6,922
Staff advances	3,560	5,332
Others	9,220	24,424
Prepayments and Other Current Assets	22,943	133,551